Inventories	12 Months Ended
Mar. 31, 2026
Inventories [Abstract]
INVENTORIES

NOTE 18 — INVENTORIES

	As at March 31, 2026	As at March 31, 2025
Low value consumables	$22,105	$40,837
Merchandised goods	338,002	519,145
Provision for obsolete inventories	$-	$-
Total	$360,107	$559,982

None of the inventory are expired. There was no inventory provision or written-off during the years ended March 31, 2026, 2025 and 2024.